Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Emerging Markets Fund), Class Z shares)	0 Months Ended
Aug. 20, 2012
(Columbia Emerging Markets Fund) | Class Z shares
Bar Chart Table:
Annual Return 2002	(5.38%)
Annual Return 2003	63.90%
Annual Return 2004	30.02%
Annual Return 2005	29.09%
Annual Return 2006	33.79%
Annual Return 2007	26.95%
Annual Return 2008	(55.37%)
Annual Return 2009	76.88%
Annual Return 2010	20.04%
Annual Return 2011	(18.90%)